Finance and Other Income and Foreign Exchange Gains/(Losses), Net - Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of finance and other income and Foreign exchange gains/(losses), net [abstract]
Interest income	₨ 13,114		₨ 18,442	₨ 21,764
Dividend income	2		4	367
Exchange fluctuation gain on foreign currency borrowings	1,485		0	0
Net gain from investments classified as FVTPL	1,270		1,478	1,275
Net gain from investments classified as FVTOCI	386		988	675
Finance and other income	16,257	$ 214	20,912	24,081
Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL	808		4,383	2,144
Other foreign exchange gains/(losses), net	3,547		(1,388)	1,025
Foreign exchange gains/(losses), net	4,355	$ 57	2,995	3,169
Finance and other income and Foreign exchange gains/(losses), net	₨ 20,612		₨ 23,907	₨ 27,250